UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22069

UST Global Private Markets Fund, LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:               1-866-921-7951

Date of fiscal year end: March 31, 2009

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

UST Global Private Markets Fund, LLC

Financial Statements

Period from the Commencement of Operations (July 1, 2008) through March 31, 2009

UST Global Private Markets Fund, LLC

Period from the Commencement of Operations (July 1, 2008) through March 31, 2009

UST Global Private Markets Fund, LLC

Statement of Assets, Liabilities, and Members’ Equity – Net Assets

March 31, 2009

Assets

Investments, at fair value (cost $1,398,462) (Note 2)	$1,183,400
Cash and cash equivalents (Note 2)	17,097,166
Capital due from Members	132,500
Interest receivable	740

Total Assets	$18,413,806

Liabilities	—

Total Liabilities	—

Members’ Equity - Net Assets	$18,413,806

Members’ Equity - Net Assets consists of:
Members’ Capital Paid-in	$18,604,686
Members’ Capital Distributed	—
Inception-to-date realized gains and net investment income	24,182
Accumulated net unrealized (depreciation) on investments	(215,062)

Total Members' Equity - Net Assets	$18,413,806

Units of Membership Interests Outstanding (unlimited units authorized) (Note 2.F)	18,604.69
Net Asset Value Per Unit	$989.74

The accompanying notes are an integral part of these Financial Statements.

UST Global Private Markets Fund, LLC

Schedule of Investments

March 31, 2009

Percent Owned (D)	Portfolio Funds (A),(B),(E)	Acquisition Dates (C)	Geographic Region (G)	Commitment	Cost	Fair Value	% of Members' Equity - Net Assets (F)

Leverage Buyout
0.12%	Charterhouse Capital Partners IX, L.P. (H)	1 /2009	Europe	$6,625,000	$55,983	$6,628	0.04%
1.31%	Swander Pace Capital Partners IV, L.P.	12/2008	North America	5,000,000	844,479	707,339	3.84%
				11,625,000	900,462	713,967	3.88%
Special Situations
0.98%	Starwood Global Opportunities Fund VIII, L.P.	None	North America	7,000,000	—	—	0.00%
				7,000,000	—	—	0.00%
Venture Capital
0.80%	Battery Ventures VIII Side Fund, L.P.	08/2008 — 10/2008	North America	2,000,000	398,000	379,421	2.06%
1.70%	Trinity Ventures X, L.P.	3/2009	North America	5,000,000	100,000	90,012	0.49%
				7,000,000	498,000	469,433	2.55%

	Total Investments in Portfolio Funds			$25,625,000	$1,398,462	1,183,400	6.43%
	Other Assets & Liabilities (Net)					17,230,406	93.57%
	Members' Equity — Net Assets					$18,413,806	100.00%

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at March 31, 2009 aggregated $1,398,462.
Total fair value of illiquid and restricted securities at March 31, 2009 was $1,183,400 or 6.43% of net assets.
(C)	Acquisition dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	Represents the Fund's capital account balance as a percentage of Portfolio Funds' total capital.
(E)	The estimated cost of the Portfolio Funds at March 31, 2009 for Federal income tax purposes aggregated
$1,308,191. The net and gross unrealized depreciation for Federal income tax purposes is estimated to be $124,791
(F)	Calculated as fair value divided by the Fund's Net Assets.
(G)	Geographic region is based on where a Portfolio Fund is headquartered and may be different from where the
Portfolio Fund invests.
(H)	The commitment to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. Dollar
equivalent at March 31, 2009 is $6,625,000.

The accompanying notes are an integral part of these Financial Statements.

UST Global Private Markets Fund, LLC

Statement of Operations

Period from the Commencement of Operations (July 1, 2008) through March 31, 2009

Investment Income:

Interest	$32,290

Total Investment Income	32,290

Expenses:

Bank Fees	8,108

Total Expenses	8,108

Net Investment Income	24,182

Net Realized and Unrealized Loss on Investments (Note 2.D)

Net change in accumulated unrealized depreciation on investments	(215,062)

Net Realized and Unrealized Loss on Investments	(215,062)

Net Decrease in Members’ Equity – Net Assets Derived From Operations	$(190,880)

The accompanying notes are an integral part of these Financial Statements.

UST Global Private Markets Fund, LLC

Statement of Changes in Members’ Equity – Net Assets

Period from the Commencement of Operations (July 1, 2008) through March 31, 2009

	Non-Affiliated Members	Affiliated Members (Note 3)	Investment Adviser (Note 3)	Potential Incentive Allocation (Note 3)	Total
Members' committed capital	$77,518,000	$15,000,000	$930,433	$—	$93,448,433

Members' capital at July 1, 2009	$—	$—	$—	$—	$—
Capital contributions	15,418,600	3,000,000	186,086	—	18,604,686
Capital distributions	—	—	—	—	—
Net investment income	20,041	3,899	242	—	24,182
Net change in accumulated unrealized depreciation on investments	(178,232)	(34,679)	(2,151)	—	(215,062)
Net change in potential incentive carried interest (Note 3)	—	—	—	—	—
Payments of incentive carried
interest (Note 3)	—	—	—	—	—
Members' capital at March 31, 2009, net	$15,260,409	$2,969,220	$184,177	$—	$18,413,806

The accompanying notes are an integral part of these Financial Statements.

UST Global Private Markets Fund, LLC

Statement of Cash Flows

Period from the Commencement of Operations (July 1, 2008) through March 31, 2009

CASH FLOWS FROM OPERATING ACTIVITIES

Net Decrease in Members’ Equity – Net Assets Derived from Operations	$(190,880)
Adjustments to reconcile Net Decrease in Members’ Equity – Net Assets Derived from Operations to net cash used in operating activities:
Net change in accumulated unrealized depreciation on investments	215,062
Purchases of Portfolio Funds	(1,398,462)
Increase in interest receivable	(740)
Net (Cash Used) in Operating Activities	(1,375,020)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	18,472,186

Net Cash Provided by Financing Activities	18,472,186

Net increase in cash and cash equivalents	17,097,166
Cash and cash equivalents at beginning of period	—

Cash and Cash Equivalents at End of Period	$17,097,166

The accompanying notes are an integral part of these Financial Statements.

UST Global Private Markets Fund, LLC

Financial Highlights

Period from the Commencement of Operations (July 1, 2008) through March 31, 2009
Per Unit Operating Performances (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	1.30
Net realized and unrealized loss on investments	(11.56)
Net Decrease in Members' Equity - Net Assets Derived from Operations	(10.26)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Capital due to distributions to Members	—
NET ASSET VALUE, END OF PERIOD	$989.74
TOTAL NET ASSET VALUE RETURN (1), (3)	(1.03%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period in thousands (000's)	$18,414
Ratios to Average Net Assets: (4), (5)
Expenses excluding incentive carried interest (8)	0.06%
Net change in incentive carried interest	—
Expenses plus incentive carried interest (8)	0.06%
Net investment income excluding incentive carried interest	0.18%
Portfolio Turnover Rate	—

INTERNAL RATE OF RETURNS:
Internal Rate of Return before Incentive Carried Interest, including expenses (6)	(1.89%)
Internal Rate of Return after Incentive Carried Interest, including expenses (7)	(1.89%)

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	The net asset value for the beginning period July 1, 2008 (Commencement of Operations) through March 31, 2009 represents the initial contribution per unit of $1,000.
(3)	Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in the incentive carried interest and assumes distributions, if any, were reinvested. The Fund's units are not traded in any market, therefore, the market value total investment return is not calculated.
(4)	Annualized for a period less than one year. Ratios do not reflect the Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(5)	The Portfolio Funds' expense ratios have been obtained from audited and unaudited Financial Statements for the year ended December 31, 2008. The range for these ratios is given below:

The accompanying notes are an integral part of these Financial Statements.

UST Global Private Markets Fund, LLC

Notes to Financial Statements

March 31, 2009

1. Organization

    UST Global Private Markets Fund, LLC (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on February 2, 2007. The Fund commenced operations on July 1, 2008. The duration of the Fund is twelve years, with an option on the part of the Board of Managers of the Fund (the “Board” or the “Board of Managers”), with the consent of members of the Fund (“Members”) holding more than 50% of the outstanding units, to extend the term for up to three successive one-year periods, or more if necessary, to permit orderly liquidation.

    The Fund’s investment objective is to achieve long-term capital appreciation. Neither the Fund nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Fund will achieve its investment objective. The Fund seeks to achieve its objective primarily by investing in private equity funds pursuing investment strategies in buyout, venture capital and special situations (distressed debt, mezzanine secondaries, natural resources, opportunistic real estate, royalties and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively, the “Portfolio Funds”). The Portfolio Funds are not registered as investment companies under the Investment Company Act.

    U.S. Trust Hedge Fund Management, Inc., or an affiliate (the “Special Member”), serves as the Special Member of the Fund pursuant to the Limited Liability Company Agreement of the Fund (the “Company Agreement”). Bank of America Capital Advisors LLC (the “Investment Adviser”) serves as the investment adviser of the Fund. The Investment Adviser, subject to supervision by the Board, has overall responsibility for the investment selection, management and operation of the Fund. The Investment Adviser has made an investment in the Fund in exchange for 186.086 units or approximately 1.00% of the Fund’s net assets.

    The Investment Adviser was created in 1998 principally to serve as an investment manager and adviser for third-party investors and Bank of America Corporation (“Bank of America”) affiliates desiring investments in the private equity asset class. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

    The Investment Adviser and the Special Member are indirect wholly-owned subsidiaries of Bank of America. Bank of America is a bank holding company and a financial holding company that provides a diverse range of financial services and products.

    Pursuant to the Fund’s confidential private placement memorandum (the “Private Placement Memorandum”), the business and affairs of the Fund are monitored and overseen by the Board. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation.

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements.

A. Cash and Cash Equivalents

    Cash and cash equivalents consist of deposits with PNC Bank, N.A. All highly liquid short-term investments, if any, are listed separately on the Schedule of Investments.

B. Investment Valuation

    The Fund will compute its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board. In determining its net asset value, the Fund will value its investments as of such quarter-end.

    The Fund’s investments are reported at fair value in accordance with FAS 157, which is defined below. The Board and the Valuation Committee have approved procedures pursuant to which the Fund values its investment in Portfolio Funds subject to the review and supervision of the Board and Valuation Committee. In accordance with these procedures, fair value of investments in the Portfolio Funds takes into consideration all available information and other factors that the Board and Valuation Committee deems pertinent. Generally, the Board and Valuation Committee will use valuations reported to the Fund by the managers of these Portfolio Funds as an input, and the Fund, Board or Valuation Committee may reasonably determine that additional factors should be considered and reflected. The value of the Fund’s investments determined using the Fund’s procedures may differ from th e value reported by the Portfolio Fund. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

    SFAS No. 157 “Fair Value Measurements” (“FAS 157”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Inputs that are unobservable.

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

B. Investment Valuation (continued)

    Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Fund generally uses the capital balance reported by the Portfolio Funds as the primary input to its valuation; however adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interests, any potential clawbacks by Portfolio Funds and the fair value of the Portfolio Fund’s investment portfolio or other assets and liabilities.

    An individual Portfolio Fund’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund, Board and Valuation Committee. The Fund, Board and Valuation Committee considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of a Portfolio Fund within the hierarchy is based upon the pricing transparency of that Portfolio Fund and does not necessarily correspond to the Fund’s perceived risk of that Portfolio Fund.

    Substantially all of the Fund’s investments in Portfolio Funds have been classified within level 3, and the Fund generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. The Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests in such Portfolio Funds for which there is no active market. These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as level 3. Assumptions used by the Fund, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Fund’s results of operations.

    The following table presents the investments carried on the Statement of Assets, Liabilities, and Members’ Equity - Net Assets by level within the valuation hierarchy as of March 31, 2009.

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

B. Investment Valuation (continued)

	Unadjusted quoted prices in active markets for identical securities (Level 1)	Quoted prices which are not active, or inputs that are observable (Level 2)	Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)	Total
Assets: Investments in Securities	-	-	$ 1,183,400	$ 1,183,400

Totals	-	-	$ 1,183,400	$ 1,183,400
Liabilities:

Investments in Securities	-	-	-	-

Totals	-	-	-	-

    The following table includes a roll-forward of the amounts for the year ended March 31, 2009 for investments classified within level 3. The classification of an investment within level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Prices, inputs or modeling techniques that are both significant to the fair value measurement and unobservable (Level 3)
Balance as of 7/1/08	-
Net change in accumulated unrealized depreciation on investments	(213,831)
Net change in accumulated unrealized loss on foreign currency	(1,231)
Net purchases/(sales)	1,398,462
Net transfers in and out of Level 3	-

Balance as of 3/31/09	$1,183,400

    All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. The net unrealized depreciation for the period ended March 31, 2009 for level 3 investments was an increase of $215,062.

C. Short-term Investments

    The Fund may invest in short-term notes that are stated at amortized cost, which approximates fair value. At March 31, 2009, the Fund did not invest in short-term notes.

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

D. Security Transactions and Investment Income

    The Fund will initially record distributions of cash or in-kind securities at fair value from Portfolio Funds based on the information from distribution notices when distributions are received. Thus, the Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Fund’s share of net investment income or (loss) based upon information received regarding distributions, from managers of the Portfolio Funds. Unrealized depreciation on investments, within the Statement of Operations, includes the Fund’s share of unrealized gains and losses, realized undistributed gains, and the Fund’s share of undistributed net investment income or (loss) from a Portfolio Fund for the relevant period.

    Portfolio Funds may make in-kind distributions to the Fund, and, particularly in the event of a dissolution of a Portfolio Fund such distribution, may contain securities which are not marketable. While the general policy of the Fund will be to liquidate such investment and distribute proceeds to the Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Fund.

E. Income Taxes

    Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, state and local income tax purposes. By reason of this treatment, the Fund is not be subject to income tax. Rather, each Member, in computing income tax, will include its allocable share of the Fund items of income, gains, losses, deductions and expenses.

    The cost of the Portfolio Funds for Federal tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Portfolio Funds. As of March 31, 2009, the Fund has not received information to determine the tax cost of the Portfolio Funds as of March 31, 2009. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2008, and after adjustment for purchases and sales between December 31, 2008 and March 31, 2009, the estimated cost of the Portfolio Funds at March 31, 2009 for Federal tax purposes is $1,308,191. The resulting estimated net unrealized depreciation for tax purposes on the Portfolio Funds at March 31, 2009 is $124,791.

    Effective July 1, 2008, the Fund adopted the Financial Accounting Standards Board (“FASB”) interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Fund has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Fund’s financial statements. There are neither tax liabilities nor deferred tax assets relating to uncertain income tax positions taken or expected to be taken on

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

E. Income Taxes (continued)

the tax return for the year ended December 31, 2008. The statute of limitations on the Fund’s U.S. Federal tax returns remains open for the year ended December 31, 2008. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

F. Contribution and Distribution Policy

    Distributions are recorded on the ex-dividend date to unit holders of record on the record date. Units are issued when contributions are paid.

G. Restrictions on Transfer

    Interests of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

    Each Portfolio Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees referred to as an allocation. In addition to the Fund level expenses shown on the Fund’s statement of operations, Members of the Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Financial Highlights. However, the Fund has disclosed in the Financial Highlights a range of the expense ratios and fees charged by the Portfolio Fund when available.

I. Foreign Currency Gains and Losses

    The books and records of the Fund are maintained in U.S. dollars. Generally, assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollar equivalents using valuation date exchange rates, while purchases, realized gains or losses, income and expenses are translated at the transaction date exchange rates.

J. Incentive Carried Interest

    The carried interest is not earned by the Special Member until 125% of all drawn capital commitments are returned to the Members (including the Special Member). After a 125% return of all drawn commitments has been made, all future distributions will be split 90% to Members (including the Special Member) pro rata in accordance with their respective capital contributions and 10% to the Special Member (the “Incentive Carried Interest”). The Special Member will

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

2. Significant Accounting Policies (continued)

J. Incentive Carried Interest (continued)

not collect any of the carried interest that it may have earned until after the fourth anniversary of the final closing (the anticipated time frame in which all, or substantially all, of the commitments that the Fund intends to invest will have been drawn). Based on a hypothetical liquidation, Incentive Carried Interest is accrued based on hypothetical liquidations each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Incentive Carried Interest will, generally, not be allocated to the Special Member until it is paid. The Statement of Changes in Members’ Equity – Net Assets discloses that amount payable and paid to the Special Member in the period in which it occurs.

K. Use of Estimates

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Management Fee, Administration Fee and Related Party Transactions

    Under the Advisory Agreement, the Fund pays the Investment Adviser an annual fixed fee of $2 million, plus an annual variable fee of 0.65% of the Fund’s net asset value (exclusive of assets held in cash and cash equivalents). No advisory fees will be paid by the Fund until the final closing. As more fully described in Note 4, after Members have received distributions equal to 125% of their drawn commitments, all future distributions will be split 90% to Members (including the Special Member) pro rata in accordance with their respective drawn commitments and 10% to the Special Member. The Incentive Carried Interest is paid in addition to the 0.65% management fee. At March 31, 2009, the accrued and unpaid Incentive Carried Interest was $0.

    The Investment Adviser bears all costs incurred with providing investment advisory and administrative services to the Fund. The Investment Adviser will also bear all of the Fund’s organizational expenses, expenses relating to the offer and sale of units (except for placement fees), and Fund expenses until the final closing. As of March 31, 2009, total expenses paid for on behalf of the Fund total $609,712.

    Banc of America Investment Services, Inc. (“BAI”) serves as the placement agent to the Fund (the “Placement Agent”). The contracts with two other placement agents of the Fund, UST Securities Corp. and Bank of America, N.A., were terminated effective November 26, 2008 and December 31, 2008, respectively. BAI is compensated for providing its services by receiving a placement fee. In connection with the subscription, certain Members are required to pay a placement fee (sales load) to BAI as follows: (i) 2% of the aggregate capital commitment amount if such Member’s capital commitment is less than $250,000; or (ii) 1% of the aggregate

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

3. Management Fee, Administration Fee and Related Party Transactions (continued)

commitment amount if such Member’s capital commitment is equal to or greater than $250,000. There is no placement fee for purchases of Interests by or on behalf of accounts for which the Placement Agent or the Investment Adviser or one of their affiliates acts in a fiduciary, advisory, custodial or similar capacity or by individuals who are employees of Bank of America at the time of their commitment. As of March 31, 2009, BAI has received $353,610 in placement fees.

    Pursuant to an Administrative and Accounting Services Agreement, the Fund retains J.D. Clark & Company (the “Administrator”), as administrator, accounting agent, tax preparer, and investor services agent. In consideration for these services, the Fund pays the Administrator a variable fee between 0.0125% and 0.0250%, based on average quarterly net assets subject to a minimum quarterly fee.

    The Board is made up of three managers each of whom is not an “interested person” of the Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $5,000 ($6,000 for the Chairperson of the Board and $500 for the Chairperson of the Audit Committee) and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board ($2,500 for the Chairperson of the Board); $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $750 for each Audit Committee meeting (whether held in-person or by telephone). The Independent Managers are also reimbursed for travel-related expenses. The Board does not have a compensation committee.

    An “affiliated person” (as defined in the Investment Company Act) of another person means (A) any person directly or indirectly owning, controlling, or holding with power to vote, 5 per centum or more of the outstanding voting securities of such other person; (B) any person 5 per centum or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (C) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (D) any officer, director, partner, copartner, or employee of such other person; (E) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of March 31, 2009, one member had an ownership of approximately 16.05% of the Fund’s total commitments and is deemed an “affiliated member” (the “Affiliated Member”). There are no other affiliations between the Affiliated Member and the Fund other than by virtue of the commitments made.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Fund invests and with companies in which the Portfolio Funds invest.

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

4. Allocations of Capital and Net Profits or Net Losses to Members

A.	Capital contributions shall be credited to each Member’s capital account when paid. Capital contributions will be determined based on a percentage of commitments.
B.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Member’s respective percentage interest, as defined in the Company Agreement. Distributions from the Fund are made in the following priority:

a.	a 125% return of all drawn commitments to Members (including the Special Member) until all the drawn commitments are returned to Members; and
b.

a 90%/10% split between the Members (including the Special Member) and the Special Member. The Special Member will not collect any of the Carried Interest that it may have earned until after the fourth anniversary of the final closing.

C.

The net profits or net losses of the Fund are allocated among the Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation such that it would follow the distributions outlined above in Note 4(B).

5. Capital Commitments of Fund Members to the Fund

    As of March 31, 2009, each Member participating in the first, second and third close, including the Investment Adviser, has contributed 20% or $18,604,686 of the total of $93,023,433 in capital commitments to the Fund. The fourth close was held March 31, 2009, bringing total commitments to the Fund to $93,448,433. The Fund did not collect approximately $132,500 or 0.71% of the amount called from inception-to-date. In accordance with the provisions of the Company Agreement and as disclosed in the Private Placement Memorandum, the Fund reserves the right to (a) exclude defaulting Members from future capital calls and (b) allocate expenses incurred to those Members who are in default of their capital call to the extent allowable and permitted under applicable law.

6. Capital Commitments of the Fund to Portfolio Funds

    As of March 31, 2009, the Fund had unfunded investment commitments to Portfolio Funds totaling $24,255,883 as listed.

Fund Investments:	Commitment	Unfunded Commitment
Battery Ventures VIII Side Fund, L.P.	$2,000,000	$1,602,000
Charterhouse Capital Partners IX, L.P.*	$6,625,000	$6,570,248
Swander Pace Capital Partners IV, L.P.	$5,000,000	$4,183,635
Starwood Global Opportunities Fund VIII, L.P.	$7,000,000	$7,000,000
Trinity Ventures X, L.P.	$5,000,000	$4,900,000
Total	$25,625,000	$24,255,883

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

6. Capital Commitments of the Fund to Portfolio Funds (continued)

* The commitment made to Charterhouse Capital Partners IX, L.P. is €5,000,000. The U.S. dollar equivalent at March 31, 2009 is $6,625,000. The remaining commitment is €4,958,678 or U.S. dollars $6,570,248.

7. Description of Portfolio Funds

    Due to the nature of the Portfolio Funds, the Fund cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Fund has no right to demand repayment of its investment in the Portfolio Funds.

8. Guarantees

    In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

    Many of the Portfolio Funds partnership agreements contain provisions that allow them to recycle or recall distributions made to the Fund. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentration of Market, Credit and Industry Risk

    The Fund may make investments which are subject, directly or indirectly, to various risk factors including market, credit, industry and currency risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Fund may have a concentration of investments, as permitted by the private placement offering memorandum, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.

    This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

9. Concentration of Market, Credit and Industry Risk (continued)

    Further, a significant portion of Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

    The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Fund will be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Fund’s investments in Portfolio Funds, such risks are limited to the Fund’s capital balance in each such Portfolio Fund.

10. New Accounting Pronouncements

    FASB Staff Position (“FSP”) FAS 157-4 “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” was issued on April 9, 2009 to be effective for interim and annual reporting periods ending after June 15, 2009, which is applied prospectively. FSP FAS 157-4 provides additional guidance in order to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. FSP FAS 157-4 also identifies conditions to consider when assessing when a transaction is not orderly. FSP 157-4 amends FAS 157 to require entities to disclose additional information regarding the inputs and valuation techniques used to measure fair value and requires entities to provide disclosures for major categories of securities in a more disaggregated basis than previously had been required under FAS 157. The Fund is reviewing the position along with its impact on the financial statements.

11. Subsequent Events

    On May 7, 2009, UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, signed a definitive agreement to purchase the J.D. Clark & Company (the “Administrator”). The Administrator will continue operations from its headquarters in Ogden, Utah.

    On April 29, 2009, the Fund called 20% of committed capital from Members of the fourth close commitments of $425,000, which totaled $85,000 and has been collected.

    During the period April 1, 2009 through May 22, 2009, the Fund made additional capital contributions and commitments to Portfolio Funds as follows:

UST Global Private Markets Fund, LLC

Notes to Financial Statements (continued)

March 31, 2009

11. Subsequent Events (continued)

Fund Investments	Commitments	Contributions
Battery Ventures VIII Side Fund, L.P.	$-	$178,000
Draper Fisher Jurvetson Fund X, L.P.	$5,000,000	$-
Trinity Ventures X, L.P.	$-	$100,000
Swander Pace Capital Partners VI, L.P.	$-	$455,797
Hellman & Friedman VII, L.P.	$10,000,000	$-
TA XI, L.P.	$10,000,000	$-
Total	$25,000,000	$733,797

UST Global Private Markets Fund, LLC

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

UST Global Private Markets Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, including the schedule of investments, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of UST Global Private Markets Fund, LLC (the "Fund") at March 31, 2009, and the results of its operations, its cash flows, the changes in its members' equity - net assets, and the financial highlights for the period July 1, 2008 (commencement of operations) through March 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at March 31, 2009 by correspondence with the custodian and the underlying portfolio funds, provides a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments held by the Fund valued at $ 1,183,400 (6.43% of the Fund's net assets) at March 31, 2009, the values of which have been fair valued by the Investment Adviser based on estimates provided by each portfolio fund, under the general supervision of the Board of Managers, in the absence of readily ascertainable market values.

PricewaterhouseCoopers LLP

New York, NY

May 28, 2009

UST Global Private Markets Fund, LLC

Supplemental Proxy Information

Proxy Voting and Form N-Q

    Information regarding proxy votes cast by the Fund (if any) is available without charge, upon request, by calling the Fund collect at 866-921-7951 or on the website of the Securities and Exchange Commission at www.sec.gov. The Fund did not receive any proxy solicitations during the period ended March 31, 2009.

    The Fund files a complete portfolio schedule with the Securities and Exchange Commission within 60 days after the end of the first and third fiscal quarters on Form N-Q. The Form N-Q is available at www.sec.gov and may be obtained at no charge by calling 866-921-7951.

UST Global Private Markets Fund, LLC

Company Management (Unaudited)

March 31, 2009

Information pertaining to the Board of Managers of the Fund is set forth below.

Number of
Portfolios in
	Position(s)	Term of Office		Fund Complex
Name,	Held with the	and Length of	Principal Occupation During Past Five Years and Other	Overseen by
Address and Age	Fund	Time Served	Directorships Held	Manager

Disinterested Managers
Virginia G. Breen	Manager (Chair)	Term - Indefinite;	Partner, Blue Rock (8/95 to present); also a manager of	5
c/o UST Global Private		Length – since	Excelsior Absolute Return Fund of Funds, LLC, Excelsior Absolute
Markets, LLC		inception	Return Fund of Funds Master Fund, LLC, Excelsior LaSalle Property
225 High Ridge Road			Fund, Inc. and Excelsior Buyout Investors, LLC. Also a director of
Stamford, CT 06905			Modus Link Global Solutions, Inc. and manager of UBS Multi-
(Born 1964)			Strategy Fund, L.L.C, UBS Credit Recover Fund LLC, UBS Equity
Opportunity Fund LLC, UBS Equity Opportunity Fund II LLC, UBS
Event Fund LLC, UBS M2 Fund LLC, UBS Multi-Strat Fund LLC,
UBS Technology Partners LLC, UBS Eucalyptus Fund LLC, UBS
Juniper Crossover Fund LLC, UBS Tamarack International Fund LLC,
UBS Willow Fund LLC, and UBS Alternative Instruments US.

Jonathan B. Bulkeley	Manager	Term - Indefinite;	CEO of Scanbuy, a wireless software company (2/06 to present);	5
c/o UST Global Private		Length – since	Managing Partner of Achilles Partners (3/02 to 2/06); Non-
Markets, LLC		inception	Executive Chairman of QXL, PLC (2/98 to 2/05); also a manager
225 High Ridge Road			of Excelsior Absolute Return Fund of Funds Master Fund, LLC,
Stamford, CT 06905			Excelsior Absolute Return Fund of Funds, LLC, Excelsior LaSalle
(Born 1960)			Property Fund, Inc. and Excelsior Buyout Investors, LLC. Also a
director of Spark Networks, Inc.

Thomas F. McDevitt	Manager	Term - Indefinite;	Managing Partner of Edgewood Capital Partners and President of	5
c/o UST Global Private		Length – since	Edgewood Capital Advisors (5/02 to present); also a manager of Excelsior
Markets, LLC		inception	Absolute Return Fund of Funds Master Fund, LLC, Excelsior Absolute
225 High Ridge Road			Return Fund of Funds, LLC, Excelsior LaSalle Property Fund, Inc. and
Stamford, CT 06905			Excelsior Buyout Investors, LLC.
(Born 1956)

UST Global Private Markets Fund, LLC

Company Management (Unaudited)

March 31, 2009

Information pertaining to the Officers of the Fund is set forth below.

Number of
Portfolios in
	Position(s)	Term of Office		Fund Complex
	Held with the	and Length of		Overseen by
Name , Address and Age	Fund	Time Served	Principal Occupation During Past Five Years	Manager

Officers who are not Managers
Steven L. Suss	Chief Financial	Term –	Managing Director, Alternative Investment Solutions, Bank	N/A
225 High Ridge Road	Officer and	Indefinite;	of America (7/07 to present); Director (4/07 to present), Senior
Stamford, CT 06905	Treasurer	Length – since	Vice President (7/07 to present), and President (4/07 to 6/07)
(Born 1960)		inception	of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s
Alternative Investment Division (4/07 to 6/07); Chief Financial
Officer and Chief Compliance Officer, Heirloom Capital
Management, L.P. (5/02 to 9/06).

James D. Bowden	Chief Executive	Term –	Managing Director and Senior Vice President, Bank of America	N/A
Bank of America Capital	Officer and	Indefinite;	Capital Advisors, LLC (since 1998).
Advisors, LLC	President	Length – since
One Financial Center		inception
Boston, MA 02111
(Born 1953)

Matt Ahern	Senior Vice	Term –	Senior Vice President and Director, Alternative Investment Group,	N/A
Bank of America Capital	President	Indefinite;	Bank of America (12/02 to present)
Advisors, LLC		Length – since
One Financial Center		inception
Boston, MA 02111
(Born 1967)

Marina Belaya	Secretary	Term – Indefinite;	Assistant General Counsel, Bank of America (7/07 to present); Vice	N/A
114 W. 47th Street		Length – since	President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice
New York, NY 10036		inception	President, Corporate Counsel, Prudential Financial (4/05 to 01/06);
(Born 1967)			Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).

Linda J. Wondrack	Chief Compliance	Term — Indefinite;	Director (Columbia Management Group LLC and Investment	N/A
One Financial Center	Officer	Length — since	Product Group Compliance), Bank of America (6/05 to present);
Boston, MA 02111		inception	Director of Corporate Compliance and Conflicts Officer, MFS
(Born 1964)			Investment Management (8/04 to 5/05); Managing Director,
Deutsche Asset Management (prior to 8/04).

Daniel O'Donnell	Senior Vice	Term –	Senior Vice President and Managing Director, Alternative Investment Group,	N/A
Bank of America Capital	President	Indefinite;	Bank of America (12/02 to present)
Advisors, LLC		Length – since
One Financial Center		inception
Boston, MA 02111
(Born 1974)

All officers of the Fund are employees and/or officers of the Investment Adviser. Officers of the Fund are elected by the Managers and hold office until they resign, are removed or are otherwise disqualified to serve.

The Confidential Private Placement Memorandum of the Fund includes information about the Managers of the Fund, and is available, without charge, upon request by calling
(866) 921-7951.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2009, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Managers of the Registrant has determined that Jonathan Bulkeley possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Bulkeley as the Audit Committee's financial expert. Mr. Bulkeley is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal year ended March 31, 2009 was $50,000.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the fiscal year.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed $15,480 for tax compliance, tax advice or tax planning services to the Registrant during the fiscal year.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2009, were $15,480 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2008, were $0 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of the date of the filing:

James D. Bowden, Matthew J. Ahern, and Daniel G. O'Donnell (collectively, the "Portfolio Management Team") are responsible for the day-to-day management of the Company's portfolio, subject to such policies as may be adopted by the Board.

James D. Bowden, born 1953, Managing Director and Senior Vice President of the Investment Adviser. Mr. Bowden has been involved with the private equity industry for the last thirteen years. He joined the Investment Adviser in 1998 to form the group and to manage Bank of America's private equity fund of funds business. In that capacity he has acted as the primary investment strategist for various private placement offerings and client advisory activities associated with the private equity asset class. He has led private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the business. He is a frequent speaker before private equity industry groups and asset management organizations concerning issues associated with investing in private equity, and is a member of the Advisory Board of Private Equity Center of the American Graduate School of International Management. Mr. Bowden's career covers a variety of private equity, commercial banking and management consulting positions. From 1993 to 1998, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. He continued in that capacity after Continental Bank merged with Bank of America, until he joined the Investment Adviser. From 1988 to 1993, Mr. Bowden was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds. His career focused on commercial lending and problem loan workouts prior to joining Coopers & Lybrand, with work at Continental Bank from 1985 to 1988, Citicorp from 1980 to 1985 and American National Bank of Chicago from 1977 to 1980. He received his MBA and BBA degrees from the University of Michigan in 1977 and 1975, respectively. Mr. Bowden is a Certified Public Accountant.

Matthew J. Ahern, born 1969, Director and Senior Vice President of the Investment Adviser. Mr. Ahern joined the Investment Adviser in 2004 via Fleet Bank's Private Equity Portfolio ("PEP") Funds group, which he joined in 2002. His responsibilities include evaluating potential private equity fund investments, documenting and closing new investments, and actively managing numerous Investment Adviser relationships for the benefit of third party investors. Mr. Ahern also has a leading role in assessing the performance, and providing key analysis regarding, the Investment Adviser's current and prospective underlying funds and direct investments. Prior to joining Fleet Bank, Mr. Ahern was a Director of Capitalyst Ventures, a seed stage venture capital fund with offices in Boston and Washington D.C., where he led the firm's investment strategy efforts and was a member of the investment committee. Prior to launching that firm, he spent a year as a Financial Analyst in an M.B.A. private equity training program at

HarbourVest Partners, an international private equity fund of funds group. Mr. Ahern holds a B.A. from Boston University and an M.B.A. in Entrepreneurship and Finance from Babson College, summa cum laude.

Daniel G. O'Donnell, born 1974, Managing Director and Senior Vice President of the Investment Adviser. Mr. O'Donnell joined the Bank of America Private Equity Funds Management Team in 2001. His responsibilities include evaluating private equity and real estate fund investments, documenting and closing new investments, and actively managing limited partnership investments for the benefit of third party investors. In addition, Mr. O'Donnell assists with the marketing and fund raising efforts for Bank of America's private equity and real estate products. Mr. O’Donnell has also been instrumental in the underwriting and negotiating of private equity and real estate investments for an affiliate of Bank of America responsible for making and monitoring proprietary capital investments. Prior to joining Bank of America, Mr. O’Donnell was affiliated with Mercer Investment Consulting, advising institutional clients with their evaluation and selection of portfolio managers, as well as with their strategic asset allocation decisions. Mr. O’Donnell began his career as an actuary with Mercer Inc., performing asset-liability modeling studies and defined benefit plan valuation analysis. Mr. O’Donnell holds a B.S., cum laude, from The Pennsylvania State University and an M.B.A. with concentrations in Accounting and Finance from The University of Chicago Graduate School of Business.

(a)(1) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2008:

The following tables set forth information about funds and accounts other than the Company for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of March 31, 2009, unless indicated otherwise.

James D. Bowden

Registered Investment		Pooled Vehicles		Other Accounts
Companies Managed		Managed		Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
0	N/A	26	$ 2,050,775,851	0	N/A

Registered Investment		Pooled Vehicles		Other Accounts
Companies Managed		Managed		Managed

Number with Performance-Based Fees	Total Assets With Performance-Based Fees	Number with Performance-Based Fees	Total Assets With Performance-Based Fees	Number with Performance-Based Fees	Total Assets With Performance-Based Fees
0	N/A	25	$ 1,932,225,851	0	N/A

Matthew J. Ahern

Registered Investment		Pooled Vehicles		Other Accounts
Companies Managed		Managed		Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
2	$158,919,500	27	$ 2,087,335,851	1	$13,130,561

Registered Investment		Pooled Vehicles		Other Accounts
Companies Managed		Managed		Managed

Number with Performance-Based Fees	Total Assets With Performance-Based Fees	Number with Performance-Based Fees	Total Assets With Performance-Based Fees	Number with Performance-Based Fees	Total Assets With Performance-Based Fees
2	$158,919,500	26	$ 1,968,785,851	0	N/A

Daniel O’Donnell

Registered Investment		Pooled Vehicles		Other Accounts
Companies Managed		Managed		Managed

Number	Total Assets	Number	Total Assets	Number	Total Assets
0	N/A	26	$ 2,050,775,851	0	N/A

Registered Investment		Pooled Vehicles		Other Accounts
Companies Managed		Managed		Managed

Number with Performance-Based Fees	Total Assets With Performance-Based Fees	Number with Performance-Based Fees	Total Assets With Performance-Based Fees	Number with Performance-Based Fees	Total Assets With Performance-Based Fees
0	N/A	25	$ 1,932,225,851	0	N/A

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Company, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Company. A conflict may also exist if an Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Company is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Company. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2009:

Each member of the Portfolio Management Team is a senior executive from business units within Global Wealth Investment Management. As such, the compensation packages for the members on the Portfolio Management Team are composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between any member's specific compensation and the Company's investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Each Portfolio Management Team member's annual bonus and equity awards are discretionary awards distributed after measuring each member's contributions against quantitative and qualitative goals relative to their individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Company or any other portfolio relative to any benchmark, or to the size of the Company. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

There are no pre-set allocations regarding the split between salary and bonus.

(a)(4) Disclosure of Securities Ownership - As of March 31, 2009:

As of March 31, 2009, no Portfolio Management Team member owned any Interests in the registrant.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (see Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3) Not applicable

(b) Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UST Global Private Markets Fund, LLC

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	June 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date	June 10, 2009

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date	June 10, 2009